Intangible Assets, Net (Details) - Schedule of estimated amortization	Jun. 30, 2021 USD ($)
Schedule of estimated amortization [Abstract]
2022	$ 99,442
2023	99,442
2024	96,995
2025	96,773
Thereafter	428,360
Total	$ 821,012